Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Disclosure of right-of-use assets composition
Composition

USD in thousands	Land	Offices and vehicles	Total

Balance as of January 1, 2024	118,280	3,068	121,348
Additions	97,075	1,078	98,153
Amortization of right-of-use assets	(6,622)	(1,380)	(8,002)
Linkage to index	5,137	53	5,190
Classification to Assets of disposal groups classified as held for sale	(2,994)	-	(2,994)
Reserve for translation differences	(2,730)	(24)	(2,754)
Balance as of December 31, 2024	208,146	2,795	210,941

USD in thousands	Land	Offices and vehicles	Total

Balance as of January 1, 2023	93,547	2,968	96,515
Additions	25,122	998	26,120
Amortization of right-of-use assets	(4,765)	(884)	(5,649)
Linkage to index	4,060	40	4,100
Sale of consolidated companies	(1,354)	-	(1,354)
Reserve for translation differences	1,670	(54)	1,616
Balance as of December 31, 2023	118,280	3,068	121,348

Disclosure of effects on statements of income
Effects on the statements of income	For the year ended December 31
	2024	2023
	USD in thousands	USD in thousands

Interest expenses in respect of lease liability	(5,675)	(2,503)
Expenses attributed to variable lease payments which were not included in measurement of lease liability	(1,133)	(1,083)
Depreciation expenses	(7,023)	(3,819)
Total	(13,831)	(7,405)